Restatement of Previously Issued Financial Statements - Statement of Operations and Comprehensive Loss (Details) - Cik 0001821171_qell acquisition corp Member	5 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Statement of Operations and Comprehensive Loss
Loss from operations	$ (373,207)
Other (expense) income:
Change in fair value of derivative warrant liabilities	(33,704,100)
Offering costs - derivative warrant liabilities	998,727
Income earned on investments in Trust Account	79,492
Total other (expense) income	(34,623,335)
Net loss	(34,996,542)
As Previously Reported | Restatement of warrants as derivative liabilities
Statement of Operations and Comprehensive Loss
Loss from operations	(373,207)
Other (expense) income:
Offering costs - derivative warrant liabilities	(998,727)
Income earned on investments in Trust Account	79,492
Total other (expense) income	79,492
Net loss	(293,715)
Restatement Adjustment | Restatement of warrants as derivative liabilities
Other (expense) income:
Change in fair value of derivative warrant liabilities	(33,704,100)
Offering costs - derivative warrant liabilities	(998,727)
Total other (expense) income	(34,702,827)
Net loss	(34,702,827)
Class A ordinary shares
Other (expense) income:
Net loss	$ 79,492
Basic and diluted weighted average shares outstanding | shares	37,950,000
Class A ordinary shares | As Previously Reported | Restatement of warrants as derivative liabilities
Other (expense) income:
Basic and diluted weighted average shares outstanding | shares	37,950,000
Class B ordinary shares
Other (expense) income:
Net loss	$ (35,000,000)
Basic and diluted weighted average shares outstanding | shares	9,016,071
Basic and Diluted net loss share | $ / shares	$ (3.88)
Class B ordinary shares | As Previously Reported | Restatement of warrants as derivative liabilities
Other (expense) income:
Basic and diluted weighted average shares outstanding | shares	9,016,071
Basic and Diluted net loss share | $ / shares	$ (0.04)
Class B ordinary shares | Restatement Adjustment | Restatement of warrants as derivative liabilities
Other (expense) income:
Basic and Diluted net loss share | $ / shares	$ (3.84)